Investment properties	12 Months Ended
Dec. 31, 2023
Investment properties
Investment properties

14Investment properties

	2022	2023
	RMB’000	RMB’000
Fair value
At 1 January	—	23,065
Transfer from property, plant and equipment	23,065	—
Fair value loss of investment properties	—	(154)
At 31 December	23,065	22,911

Investment properties represents buildings held in the PRC.

Investment properties with fair value amounting to RMB22,911,000 as of December 31, 2023 were pledged as security for the bank loans at the reporting date.

Amounts recognised in the consolidated income statements for investment properties:

	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Rental income	—	—	240

As at 31 December 2023, the fair values of the investment property are based on valuation performed by Dacheng Assessment, an accredited independent valuer. Dacheng Assessment is a specialist in valuing these types of investment properties in China. A valuation model in accordance with that recommended by the International Valuation Standards Committee has been applied.